CAPITAL STOCK - Narrative (Details) Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp) Rp / shares shares	Dec. 31, 2024 IDR (Rp) Rp / shares shares	Dec. 31, 2023 IDR (Rp) Rp / shares	May 01, 2026 IDR (Rp)	Mar. 22, 2025 shares
Share capital
Cash dividend | Rp	Rp 21,047	Rp 17,683	Rp 16,603
Cash dividend (per share) | Rp / shares	212.47	178.5	167.59
Number of ADS listed on NYSE	43,568,230
Share buyback, authorized amount | Rp	Rp 3,000
Share buyback	8,945,400
Capital stock
Share capital
Number of shares outstanding	99,062,216,600	99,062,216,600
Percentage of ownership	100.00%	100.00%
Major Ordinary Share Transactions
Share capital
Share buyback, authorized amount | Rp				Rp 1,000
Series B shares
Share capital
Number of shares per American Depository Shares	100
Number of equivalent shares listed on the NYSE	4,356,822,980
Series B shares | Capital stock
Share capital
Authorized capital stock	389,999,999,999
Par value per share | Rp / shares	Rp 50
Number of shares outstanding	99,062,216,559
Series B shares | Government agencies
Share capital
Number of shares outstanding					51,602,353,559
Percentage of ownership					52.09%
Series B shares | Government agencies | Capital stock
Share capital
Number of shares outstanding		51,602,353,559
Percentage of ownership		52.09%
Series A Dwiwarna share | Capital stock
Share capital
Authorized capital stock	1
Par value per share | Rp / shares	Rp 50
Number of shares outstanding	1
Series A Dwiwarna share | Government agencies | Capital stock
Share capital
Number of shares outstanding	1	1
Percentage of ownership	0.00%	0.00%